Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,232,650
Proposed Maximum Offering Price per Unit	13.85
Maximum Aggregate Offering Price	$ 30,922,202.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,270.36
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee, and based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 26, 2026 in accordance with Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. (2) This Registration Statement also relates to such indeterminate number of additional shares as may be issuable pursuant to antidilution provisions